Delaware Wilshire Private Markets Fund
Schedule of Investments
June 30, 2023 (Unaudited)

Master Fund — 99.3%
Description	Geographic Region	Shares	Fair Value
Delaware Wilshire Private Markets Master Fund, Class Institutional	North America	2,637,391	$29,591,522
Total Master Fund (Cost — $27,580,145)			29,591,522

Short Term Investment — 0.8%
Description	Geographic Region	Shares	Fair Value
First American Government Obligations Fund, Class X
5.015%**	North America	251,608	251,608
Total Short Term Investment (Cost — $251,608)			251,608
Total Investments — 100.1% (Cost — $27,831,753)			$29,843,130
Other Assets and Liabilities, Net — (0.1)%			(43,326)
Net Assets — 100.0%			$29,799,804

**	The rate reported is the 7-day effective yield as of June 30, 2023.

DWP-QH-001-0500

Delaware Wilshire Private Markets Tender Fund
Schedule of Investments
June 30, 2023 (Unaudited)

Master Fund — 80.4%
Description	Geographic Region	Shares	Fair Value
Delaware Wilshire Private Markets Master Fund, Class Institutional	North America	7,220	$81,011
Total Master Fund (Cost — $80,000)			81,011

Short Term Investment — 42.1%
	Geographic
Description	Region	Shares	Fair Value
First American Government Obligations Fund, Class X
5.015%**	North America	42,440	42,440
Total Short Term Investment (Cost — $42,440)			42,440
Total Investments — 122.5% (Cost — $122,440)			$123,451
Other Assets and Liabilities, Net — (22.5)%			(22,647)
Net Assets — 100.0%			$100,804

**	The rate reported is the 7-day effective yield as of June 30, 2023.

DWP-QH-001-0500

Delaware Wilshire Private Markets Master Fund
Schedule of Investments
June 30, 2023 (Unaudited)

Primary Private Fund Investments — 71.4%
Description	Initial Acquisition Date	Geographic Region	Industry	Commitment	Unfunded Portion of Commitment	Shares	Fair Value
Brevet Direct Lending	6/9/2023	Global	Government Finance	$—	$—	(A)	$2,000,000
Buhuovc L.P.	3/8/2021	Asia-Pacific	Venture Capital	6,500,000	1,052,472	(A)	8,436,134
H.I.G. Bayside Loan Opportunity Feeder VI	12/8/2020	North America	Distressed Debt	4,000,000	2,927,384	(A)	2,325,354
Linden Structured Capital Fund L.P.	12/18/2020	North America	Buyout	6,500,000	796,625	(A)	7,401,445
RCP MB Investments B, L.P.	12/26/2021	North America	Buyout	—	—	(A)	1,007,873
Total Primary Private Fund Investments (Cost — $18,082,498)							21,170,806

Secondary Private Fund Investments — 25.1%
Description	Initial Acquisition Date	Geographic Region	Industry	Commitment	Unfunded Portion of Commitment	Shares	Fair Value
Basalt Infrastructure Partners II, L.P.	11/17/2020	UK, Europe and US	Infrastructure	6,000,000	1,097,258	(A)	4,190,814
Graphite Capital Partners VII A	7/19/2021	Europe	Buyout	1,044,282	11,036	(A)	148,200
Graphite Capital Partners VII C	7/19/2021	Europe	Buyout	189,872	2,023	(A)	33,510
Graphite Capital Partners VIII B L.P.	7/19/2021	Europe	Buyout	487,374	50,448	(A)	388,392
Graphite Capital Partners VIII D L.P.	7/19/2021	Europe	Buyout	2,781,939	288,700	(A)	2,307,545
Graphite Capital Partners VIII Top Up Fund B L.P.	7/19/2021	Europe	Buyout	1,475,077	95,497	(A)	379,538
Total Secondary Private Fund Investments (Cost — $6,639,684)							7,447,999

Short Term Investment — 4.3%
Description	Geographic Region	Shares	Fair Value
First American Government Obligations Fund, Class X
5.015%**	North America	1,280,336	1,280,336
Total Short Term Investment (Cost — $1,280,336)			1,280,336
Total Investments — 100.8% (Cost — $26,002,518)			$29,899,141
Other Assets and Liabilities, Net — (0.8)%			(224,676)
Net Assets — 100.0%			$29,674,465

**	The rate reported is the 7-day effective yield as of June 30, 2023.
(A)	Investment does not issue shares.

L.P. — Limited Partnership

DWP-QH-001-0500